Consolidated Statements of Income and Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Consolidated Statements of Income and Comprehensive Income (Loss)
Net sales	$ 3,163,041	$ 2,999,733	$ 2,864,427
Costs and expenses:
Cost of sales	1,700,909	1,608,436	1,641,887
Advertising, promotion and catalog	189,485	164,298	152,021
Selling, general and administrative	910,531	832,629	788,719
Merger expenses			44,479
Facility restructuring charges	32,695
Total costs and expenses	2,833,620	2,605,363	2,627,106
Income from operations	329,421	394,370	237,321
Other income (expense):
Interest	(191,280)	(158,584)	(195,566)
Miscellaneous, net	1,693	(1,003)	1,933
Total other income (expense)	(189,587)	(159,587)	(193,633)
Income from continuing operations before income taxes	139,834	234,783	43,688
Provision for income taxes on continuing operations	40,386	65,264	10,989
Income from continuing operations	99,448	169,519	32,699
Loss from discontinued operations, net of income taxes		(23,048)	(2,780)
Net income	99,448	146,471	29,919
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment, net of taxes	(680)	23,107	(20,196)
Change in fair value of interest rate and cross currency swaps, net of taxes	5,692	(3,936)	(17,569)
Comprehensive income (loss)	$ 104,460	$ 165,642	$ (7,846)